Defined contribution plans	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Defined contribution plans
Defined contribution plans

J—Defined contribution plans

The Company sponsors a 401(k) defined contribution plan for the benefit of substantially all employees at the date of hire. The plan allows eligible employees to make tax-deferred contributions up to 100% of their annual compensation, not to exceed annual limits established by the federal government. The Company makes matching contributions of up to 6% of an employee’s compensation and may make additional discretionary contributions for eligible employees. Employees are 100% vested in the employer contributions upon receipt.

The following table presents total contributions to the plans for the three months ended March 31, 2012 and 2011.

	Three months ended March 31,
(in thousands)	2012	2011
Contributions	$317	$529

K—Defined contribution plans

        Laredo sponsors a 401(k) defined contribution plan for the benefit of substantially all employees at the date of hire. As part of the Broad Oak Transaction, Laredo began funding the former Broad Oak sponsored plan on July, 1, 2011. The former Broad Oak plan is substantially identical to the Laredo sponsored plan. The plans allow eligible employees to make tax-deferred contributions up to 100% of their annual compensation, not to exceed annual limits established by the federal government. Laredo makes matching contributions of up to 6% of an employee's compensation and may make additional discretionary contributions for eligible employees. Employees are 100% vested in the employer contributions upon receipt. The two plans merged on January 1, 2012.

        The following table presents total contributions to the plans for the years ended December 31, 2011, 2010 and 2009.

(in thousands)	2011	2010	2009
Contributions	$1,651	$1,201	$1,099